Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared a Quarterly Preferred Cash Dividend (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Class Of Stock [Line Items]
Aggregate Payment		$ 4,968	$ 4,968	$ 14,906	$ 14,906
Series A
Class Of Stock [Line Items]
Aggregate Payment		$ 2,625	$ 2,625	$ 7,875	$ 7,875
Per Depositary Share Payment	[1]	$ 0.44	$ 0.44	$ 0.44	$ 0.44
Series B
Class Of Stock [Line Items]
Aggregate Payment		$ 2,343	$ 2,343	$ 7,031	$ 7,031
Per Depositary Share Payment	[1]	$ 0.39	$ 0.39	$ 0.39	$ 0.39

[1]	Rounded to the nearest whole cent.